Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 5,581	SFr 5,387	SFr 5,595	SFr 10,968	SFr 11,231
Total operating expenses	4,254	4,244	4,470	8,498	9,004
Compensation and benefits	2,545	2,518	2,547	5,063	5,085
General and administrative expenses	1,395	1,413	1,420	2,808	2,928
Retained Earnings (Accumulated Deficit)	28,901	27,964		28,901			SFr 26,973
Accumulated Other Comprehensive Income (Loss), Net of Tax	(18,946)	(18,873)		(18,946)			(17,981)
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	2,959	3,211		2,959
Operating Lease, Liability	3,143	SFr 3,468		3,143
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)						SFr 200
Accounting Standards Update 2016-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
Assets and Liabilities, Lessee [Abstract]
Finance Lease, Right-of-Use Asset						3,300
Operating Lease, Liability						3,500
Accounting Standards Update 2018-02 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)						64
Accumulated Other Comprehensive Income (Loss), Net of Tax						(64)
Accounting Standards Update 2018-13 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0
Accounting Standards Update 2018-16 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						SFr 0
Bank
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	5,676		5,611	11,111	11,196
Total operating expenses	4,381		4,561	8,744	9,188
Compensation and benefits	2,305		2,353	4,609	4,701
General and administrative expenses	1,763		SFr 1,735	3,508	SFr 3,558
Retained Earnings (Accumulated Deficit)	11,964			11,964			10,179
Accumulated Other Comprehensive Income (Loss), Net of Tax	(16,398)			(16,398)			SFr (14,840)
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	2,157			2,157
Operating Lease, Liability	SFr 2,311			SFr 2,311